Commitments and Contingencies (Details 1) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Commitments [Line Items]
Total	$ 3,307,371	$ 215,501	$ 190,017	$ 118,718
Deferred Lease Revenue [Member]
Other Commitments [Line Items]
2018	471,492	124,800
2019	135,010	62,491
2020	85,600	28,210
Total	$ 692,102	$ 215,501